Inventories - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Finished products	R$ 3,592,864	R$ 1,253,145
Raw materials and packaging	1,015,156	253,063
Promotional material	170,188	82,228
Work in progress	36,025	27,346
Allowance for losses	(269,963)	(185,232)	R$ (178,268)
Current Inventories	R$ 4,544,270	R$ 1,430,550